Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date [Axis]: 2024-12-31
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis	We have adopted a Policy for the Recovery of Erroneously Awarded Compensation (the “Clawback Policy”) that applies to our executive officers (including our Chief Executive Officer) and certain other key employees in compliance with Section 10D-1 promulgated under Exchange Act and Nasdaq Listing Rule 5608. The policy is administrated by our Compensation Committee and applies in the event we are required to prepare an accounting restatement of our financial statements due to our material noncompliance with any financial reporting requirement under the securities laws, including any required accounting restatement to correct an error in previously issued financial statements that is material to the previously issued financial statements (a “Big R” restatement), or that would result in a material misstatement if the error were corrected in the current period or left uncorrected in the current period (a “little r” restatement). The policy provides the Compensation Committee with the discretion to recover the amount of any erroneously awarded compensation received by any executive officer in the event of an accounting restatement.